Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment [Line Items]
Cost at beginning		$ 19,118,154
Accumulated depreciation, beginning		(4,179,011)
Property and equipment, beginning		14,939,143
Beginning balance		14,939,143
Additions		328,833
Depreciation expenses		(244,062)	$ (259,809)
Net exchange differences		1,807,354
Ending balance		16,831,268
Cost at ending		21,762,730
Accumulated depreciation, ending		(4,931,462)
Property and equipment, ending		16,831,268
Land [Member]
Schedule of Property and Equipment [Line Items]
Cost at beginning	[1]	11,901,824
Accumulated depreciation, beginning	[1]
Property and equipment, beginning	[1]	11,901,824
Beginning balance	[1]	11,901,824
Additions	[1]
Depreciation expenses	[1]
Net exchange differences	[1]	1,451,006
Ending balance	[1]	13,352,830
Cost at ending	[1]	13,352,830
Accumulated depreciation, ending	[1]
Property and equipment, ending	[1]	13,352,830
Buildings and structures [Member]
Schedule of Property and Equipment [Line Items]
Cost at beginning	[1]	3,061,195
Accumulated depreciation, beginning	[1]	(896,601)
Property and equipment, beginning	[1]	2,164,594
Beginning balance	[1]	2,164,594
Additions	[1]	26,690
Depreciation expenses	[1]	(38,146)
Net exchange differences	[1]	260,455
Ending balance	[1]	2,413,593
Cost at ending	[1]	3,461,175
Accumulated depreciation, ending	[1]	(1,047,582)
Property and equipment, ending	[1]	2,413,593
Transportation equipment [Member]
Schedule of Property and Equipment [Line Items]
Cost at beginning		19,431
Accumulated depreciation, beginning		(19,431)
Property and equipment, beginning
Beginning balance
Additions
Depreciation expenses
Net exchange differences
Ending balance
Cost at ending		21,799
Accumulated depreciation, ending		(21,799)
Property and equipment, ending
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Cost at beginning		1,872,113
Accumulated depreciation, beginning		(1,199,925)
Property and equipment, beginning		672,188
Beginning balance		672,188
Additions		302,143
Depreciation expenses		(179,366)
Net exchange differences		78,835
Ending balance		873,800
Cost at ending		2,404,965
Accumulated depreciation, ending		(1,531,165)
Property and equipment, ending		873,800
Other equipment [Member]
Schedule of Property and Equipment [Line Items]
Cost at beginning	[2]	2,263,591
Accumulated depreciation, beginning	[2]	(2,063,054)
Property and equipment, beginning	[2]	200,537
Beginning balance	[2]	200,537
Additions	[2]
Depreciation expenses	[2]	(26,550)
Net exchange differences	[2]	17,058
Ending balance	[2]	191,045
Cost at ending	[2]	2,521,961
Accumulated depreciation, ending	[2]	(2,330,916)
Property and equipment, ending	[2]	$ 191,045

[1]	Information relating to property and equipment that were pledged to others as collaterals is provided in Note 32.
[2]	Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.